CONCENTRATION AND RISKS (Details Narrative)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risks and Uncertainties [Abstract]
Increase in foreign currency exchange rate	1.49%	1.70%	9.24%